INFORMATION ON GEOGRAPHIC AREAS AND MAJOR CUSTOMERS (Schedule of Revenues by Geographic Area) (Details) - Geographic Concentration [Member] - Revenue [Member]		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Percentage		100.00%	100.00%	100.00%
USA [Member]
Segment Reporting Information [Line Items]
Percentage		52.00%	52.00%	52.00%
Japan [Member]
Segment Reporting Information [Line Items]
Percentage		29.00%	34.00%	32.00%
Asia [Member]
Segment Reporting Information [Line Items]
Percentage	[1]	15.00%	10.00%	12.00%
Europe [Member]
Segment Reporting Information [Line Items]
Percentage		4.00%	4.00%	4.00%	[1]

[1]	Represents revenues from individual countries of less than 10% each.